Interim Condensed Consolidated Statements of Financial Position (June Periods Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 42,084	$ 48,861
Restricted cash	3,593	3,515
Trade and other receivables	677,233	697,307
Gas in storage	23,912	11,812
Other current assets	141,971	109,697
Fair value of derivative financial assets	126,480	218,769
Corporate tax recoverable	10,312	5,617
	1,025,585	1,095,578
Non-current assets
Investments	36,396	36,314
Property, plant and equipment	23,395	18,893
Intangible assets	411,955	401,926
Other non-current assets	41,001	19,987
Fair value of derivative financial assets, non-current	86,788	64,662
Deferred tax asset	1,680	9,449
	601,215	551,231
TOTAL ASSETS	1,626,800	1,646,809
Current liabilities
Trade and other payables	638,420	616,434
Deferred revenue	52,567	41,684
Income taxes payable	1,454	7,304
Fair value of derivative financial liabilities	48,789	86,288
Provisions	5,721	4,714
Current portion of long-term debt		121,451
	746,951	877,875
Non-current liabilities
Long-term debt	578,862	422,053
Deferred lease inducements	746	773
Fair value of derivative financial liabilities	50,918	51,871
Other non-current liabilities	52,630	56,576
Deferred tax liability	9,683	6,918
	692,839	538,191
TOTAL LIABILITIES	1,439,790	1,416,066
SHAREHOLDERS' EQUITY
Shareholders’ capital	1,231,017	1,215,826
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(24,590)	(22,693)
Deficit	(1,109,859)	(1,066,931)
Accumulated other comprehensive income	77,821	91,934
Non-controlling interest	(408)	(422)
TOTAL SHAREHOLDERS' EQUITY	187,010	230,743
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,626,800	$ 1,646,809